Average Annual Total Returns{- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund Retail PRO-09 - Fidelity Global Commodity Stock Fund	Fidelity Global Commodity Stock Fund Return Before Taxes Past 1 year	Fidelity Global Commodity Stock Fund Return Before Taxes Past 5 years	Fidelity Global Commodity Stock Fund Return Before Taxes Past 10 years	Fidelity Global Commodity Stock Fund After Taxes on Distributions Past 1 year	Fidelity Global Commodity Stock Fund After Taxes on Distributions Past 5 years	Fidelity Global Commodity Stock Fund After Taxes on Distributions Past 10 years	Fidelity Global Commodity Stock Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Global Commodity Stock Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Global Commodity Stock Fund After Taxes on Distributions and Sales Past 10 years	MS159 Past 1 year	MS159 Past 5 years	MS159 Past 10 years	MS404 Past 1 year	MS404 Past 5 years	MS404 Past 10 years
Total	6.00%	10.84%	(0.78%)	5.69%	10.40%	(1.10%)	3.93%	8.66%	(0.56%)	16.68%	12.70%	9.55%	(0.11%)	9.65%	(0.71%)